ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
VAT payable	$ 11,672	72,715	84,913
Other taxes payable	3,825	23,833	18,333
Interest on late tax payments	11,128	69,330	52,950
Staff costs payable	5,013	31,233	23,821
Deposits from leased automobiles held for sale	37,409	233,060	127,342
Accrued rental expenses	699	4,355	6,302
Loans from third parties			7,251
Other accrued expenses	1,610	10,027	8,556
Total accrued expenses and other current liabilities	71,356	444,553	329,468
Deposits recognized as revenues	$ 5,720	35,635	18,310